Inventories (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials	$ 110,000	$ 13,337	$ 25,843
Woodyard logs	11,000	5,779	6,602
Work-in-process	66,000	9,274	14,738
Finished goods	271,000	62,477	60,919
Replacement parts and other supplies	78,000	19,857	29,585
Inventories	$ 536,000	$ 110,724	$ 137,687